Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vot
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Greater Asia ex Japan Opportunities Fund
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Greater Asia ex Japan Opportunities Fund,
a series of Virtus Opportunities Trust
Supplement dated January 22, 2014, to the
Virtus Greater Asia ex Japan Opportunities Fund Summary Prospectus and the
Virtus Opportunities Trust Prospectus,
each dated January 31, 2013, as supplemented and revised,
and Statement of Additional Information, dated December 16, 2013
Important Notice to Investors
On January 21, 2014, the Board of Trustees of the Virtus Opportunities Trust voted to liquidate the Virtus Greater Asia ex Japan Opportunities Fund. Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective February 21, 2014, the Virtus Greater Asia ex Japan Opportunities Fund will be closed to new investors and additional investor deposits.
In preparation for the Fund’s liquidation, the Fund’s subadviser has begun selling the Fund’s securities. Once securities are sold, the Fund may hold the resulting cash or cash equivalents and/or invest in shares of exchange-traded funds (ETFs) believed by the subadviser to provide exposure to the asset classes that would otherwise be represented in the Fund’s portfolio. As of the date of this Supplement, the following risk disclosure is added to the Fund’s Summary Prospectus and the summary section of the statutory prospectus in the section entitled “Principal Risks:”
➢
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
Additionally, the chart in the section entitled “More Information About Risks Related to Principal Investment Strategies” in the statutory prospectus is amended to include an “X” in the box corresponding to Exchange-Traded Funds.
On or about February 21, 2014 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Virtus Greater Asia ex Japan Opportunities Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.
Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Insight Money Market Fund. (Class A and I Shares will be exchanged for the same class of shares of Virtus Insight Money Market Fund; Class C Shares will be exchanged for Class A Shares of Virtus Insight Money Market Fund.) Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Insight Money Market Fund for information about that fund.
Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to the Fund’s liquidation.
Investors should retain this supplement with the Prospectuses and
Statement of Additional Information for future reference.

Virtus Greater Asia ex Japan Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGAAX
Virtus Greater Asia ex Japan Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGACX
Virtus Greater Asia ex Japan Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGAIX